Material accounting policies	6 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Material accounting policies	accounting policies
a)Basis of preparation
The condensed consolidated interim financial statements for the half-year reporting period ended December 31, 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting. These financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.
The condensed consolidated financial statements do not include all the notes of the type normally included in an annual financial report. Therefore, these financial statements should be read together with the annual financial statements for the fiscal year ended June 30, 2024.
The accounting policies adopted are consistent with those applied in the Company’s 2024 annual financial statements.
Functional and presentation currency
The functional currency of Vast is Australian dollars (“AUD”) being the primary economic environment in which it operates. The presentation currency of Vast is United States (“US” or “$”) dollars.
b)Going concern
Vast incurred a net loss of $5.7 million and $281.5 million for the half-years ended December 31, 2024 and 2023, respectively and used net cash in operating activities of $3.9 million and $28.0 million for the half-years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the Company had net current assets of $1.0 million and total net liabilities of $4.0 million. As of December 31, 2024, promissory notes totaling $6.4 million held by EDF were outstanding and included in the Company’s liabilities.
On January 12, 2024, the Company issued an additional 681,620 Ordinary Shares to Nabors Lux 2 S.a.r.l ("Nabors Lux") for a consideration of $7.0 million pursuant to the Nabors Backstop Agreement, as contemplated in the Business Combination Agreement, dated February 14, 2023 (as amended, the "BCA"). These shares have been included in the Company’s issued capital as of December 31, 2024.
In addition, in connection with the Capital Reorganisation, Nabors Lux granted the Company a term loan in the form of a backstop loan agreement (the "Backstop Loan Agreement") in an amount of up to $5.0 million which the Company expects to draw upon within the next 12 months.

The Company is forecasting that it will continue to incur significant operating cash outflows to fund the contracting, construction and commissioning of its current projects and to meet all of its obligations, including interest and principal payments on the outstanding debt. In particular, the development and delivery of projects “VS1” (a 30 MW / 288 MWh reference CSP plant located in Port Augusta, South Australia) and “SM1” (a 20 ton per day solar methanol demonstration facility that will be co-located with and partially powered by VS1) will require substantial funding. These projects are expected to rely on outside sources of financing. The Australian Renewable Energy Agency ("ARENA") has announced funding of up to AUD 65 million on February 13, 2023 for VS1. On January 27, 2023, ARENA also announced that the Company will receive up to AUD 19.5 million from ARENA and the Company’s consortium partner, Mabanaft will receive up to EUR 12.4 million from Projektträger Jülich on behalf of the German government for SM1, in each case as part of the HyGATE Program. On November 25, 2024, the Company announced it has signed an updated funding agreement to access up to AUD 30 million of its existing AUD 65 million grant from ARENA, of which AUD 10 million was received during the six months ended December 31, 2024.The funding awards for VS1 and SM1 are each subject to multiple conditions precedent, including but not limited to the ability to provide sufficient equity to meet the balance of funding requirements for the projects, the projects achieving financial close prior to specified dates and securing relevant permitting and approvals such as a grid connection. In addition, the Australian Federal government has announced financial support for the development of VS1 of up to AUD 110 million, the terms and conditions of which (including, inter alia, achievement of financial close of VS1 by a specified date) are to be negotiated with the Department of Climate Change, Energy, the Environment and Water and approved by the Australian Federal Government.

The Company intends to raise additional funding through an external capital raise commencing in the financial year ending June 30, 2025. The Company’s ability to pursue its growth strategy and to continue as a going concern is principally dependent on the ability of the Company to meet its cash flow forecasts and to raise additional funding as and when necessary.

As a result of the above, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on Vast’s ability to continue as a going concern, and therefore, that the Company may be unable to realise its assets and discharge its liabilities in the normal course of business. However, the directors believe that the Company will be successful in the above matters and, accordingly, have prepared the financial statements on a going concern basis. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
c)Application of new and amended accounting standards
A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

The below table summarises the issued accounting standards not yet adopted:

Title	Key requirements	Effective date

Lack of exchangeability – Amendments to IAS 21	The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking.

A currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

If a currency is not exchangeable into another currency, an entity is required to estimate the spot exchange rate at the measurement date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. The amendments note that an entity can use an observable exchange rate without adjustment or another estimation technique.

	Vast is still assessing the impact, if any, of the changes of IAS 21.	Annual periods beginning on or after 1 January 2025

Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
These amendments:
•clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and

•make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

Vast is still assessing the impact, if any, of the changes to the classification and measurement of financial instruments.
Annual periods beginning on or after 1 January 2026

IFRS 18, ‘Presentation and Disclosure in Financial Statements’
This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:
•the structure of the statement of profit or loss;

•required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

•enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
Annual periods beginning or after 1 January 2027

IFRS 19, ‘Subsidiaries without Public Accountability: Disclosures’
This new standard works alongside other IFRS
Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

 A subsidiary is eligible if:

 it does not have public accountability; and

•it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.
Annual periods beginning on or after 1 January 2027

Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28	The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures. The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations). Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the
	extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.	n/a**
** In December 2015 the IASB decided to defer the application date of this amendment until such time as the IASB has finalised its research project on the equity method.